Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		106 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Income Statement [Abstract]
Revenues
Expenses
Mineral exploration expense (note 7)	319,770	1,183,474	2,288,357	2,159,851	25,496,058
Stock-based compensation (notes 5, 8 and 9)		753,143	411,038	2,117,791	23,115,904
Impairment loss on mineral properties (note 7)		3,770,129		3,770,129	11,358,637
General and administrative (note 5)	290,494	544,478	525,732	908,100	7,052,185
Professional and consulting fees (note 5)	673,755	363,424	1,075,827	679,957	6,575,681
Depreciation (note 4)	4,952	2,222	11,713	4,444	76,746
Donated services and expenses					18,750
Foreign currency translation (gain)/loss	68,056	(103,557)	9,129	103,942	(898,366)
Total expenses	1,357,027	6,513,313	4,321,796	9,744,214	72,795,595
Net loss from operations	(1,357,027)	(6,513,313)	(4,321,796)	(9,744,214)	(72,795,595)
Other Income
Investment income	30,838	(5,262)	295,562	28,583	1,216,115
Other income					303,853
Net Loss	(1,326,189)	(6,518,575)	(4,026,234)	(9,715,631)	(71,275,627)
Unrealized loss from investments in marketable securities	(3,513)	(6,522)	(9,513)	(16,904)	(61,849)
Comprehensive loss	$ (1,329,702)	$ (6,525,097)	$ (4,035,747)	$ (9,732,535)	$ (71,337,476)
Loss per share - basic and diluted (note 11)	$ (0.01)	$ (0.04)	$ (0.03)	$ (0.07)
Weighted average shares outstanding - basic and diluted	159,126,689	147,583,048	159,084,841	146,890,113